CERTIFICATION


Pursuant to Rule 497(j), Annuity Investors(REGISTERED) Variable Account A, The Commodore Nauticus(registered) (1933 Act File No. 33-59861, 1940 Act File No. 811-07299) ("Registrant") hereby certifies (a) that the forms of Prospectus and Statement of Additional Information used with respect to it do not differ from those contained in Post-Effective Amendment No. 3 ("Amendment No. 3") to its Registration Statement and (b) that Amendment No. 3 was filed electronically.


Dated:  May 4, 1998                 By:   /s/ Mark F. Muething
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                                          Mark F. Muething